Recoverable taxes	12 Months Ended
Dec. 31, 2019
Recoverable taxes
Recoverable taxes

12.  Recoverable taxes

Recoverable taxes are presented net of provisions for losses on tax credits.

	December 31, 2019	December 31, 2018
Value-added tax	484	813
Brazilian federal contributions	659	808
Others	16	13
Total	1,159	1,634
Current	552	883
Non-current	607	751
Total	1,159	1,634

The balance of the provision for loss of value-added tax are presented below:

	December 31, 2019	December 31, 2018
Provision for loss	1,124	700